Financial instruments (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of Carrying Value and Fair Value of Each Category of Financial Assets
The following tables present the carrying value and fair value of each category of financial assets and liabilities as at March 31, 2021 and March 31, 2022.

As at March 31, 2021:
	( ₹ in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value
Financial assets investments
—at fair value	500		1,032	—	—	1,532	1,532
Other non—current assets	—		—	—	107,515	107,515	112,534
Trade and other receivable	1,633	*	—	—	95,930	97,563	97,711
Short term investments
—Bank deposits	—		—	—	116,730	116,730	116,730
—Other investments	165,044		—	—	—	165,044	165,044
Financial instruments (derivatives)	129		—	572	—	701	701
Cash and cash equivalents	—		—	—	48,537	48,537	48,537
Restricted cash and cash equivalents	—		—	—	1,025	1,025	1,025

Total	167,306		1,032	572	369,737	538,647	543,814

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

As at March 31, 2022:
	( ₹ in million)							(US dollars in million)
Financial assets	Fair value through profit or loss		Fair value through other comprehensive income	Derivatives designated as hedging instruments	Amortised cost	Total carrying value	Total fair value	Total carrying value	Total fair value
Financial assets investments
—at fair value	295		1,177	—	—	1,472	1,472	19	19
Other non-current assets	—		—	—	92,420	92,420	94,084	1,218	1,240
Trade and other receivables	5,206	*	—	—	154,565	159,771	160,771	2,106	2,119
Short term investments
—Bank deposits	—		—	—	64,534	64,534	64,534	851	851
—Other investments	171,398		—	—	—	171,398	171,398	2,259	2,259
Financial instruments (derivatives)	101		—	2,479	—	2,580	2,580	34	34
Cash and cash equivalents	—		—	—	86,709	86,709	86,709	1,143	1,143
Restricted cash and cash equivalents	—		—	—	4,674	4,674	4,674	62	62

Total	177,000		1,177	2,479	402,902	583,558	586,222	7,692	7,727

*	Under IFRS 9, provisionally priced receivables are fair valued at each reporting date.

Summary of Carrying Value and Fair Value of Each Category of Financial Liabilities

As at March 31, 2021:
	( ₹ in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value
Borrowings	—		—	569,222	—	569,222	565,941
Acceptances	—		—	83,711	—	83,711	83,711
Trade and other payables***	7,066	**	—	215,546	2,633	225,245	225,245
Financial instruments (derivatives)	933		2,618	—	—	3,551	3,551

Total	7,999		2,618	868,479	2,633	881,729	878,448

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.
***	Includes lease liability of ₹ 6,411 million.

As at March 31, 2022:
	( ₹ in million)							(US dollars in million)
Financial liabilities	Fair value through profit or loss		Derivatives designated as hedging instrument	Amortised cost	Others*	Total carrying value	Total fair value	Total carrying value	Total fair value
Borrowings	—		—	530,967	—	530,967	531,898	6,999	7,011
Acceptances	—		—	110,936	—	110,936	110,936	1,462	1,462
Trade and other payables***	10,335	**		282,885	2,397	295,617	295,617	3,897	3,897
Financial instruments (derivatives)	1,354		4,011	—	—	5,365	5,365	71	71

Total	11,689		4,011	924,788	2,397	942,885	943,816	12,429	12,441

*	Includes put option liability accounted for at fair value (Refer Note 24)
**	Under IFRS 9, provisionally priced payables are fair valued at each reporting date.
***	Includes lease liability of ₹ 4,740 million ($ 63 million).

Summary of Categories of Financial Assets and Liabilities Measured at Fair Value
The table below summarizes the categories of financial assets and liabilities as at March 31, 2021 and March 31, 2022 measured at fair value:

As at March 31, 2021	(Level 1)	(Level 2)	(Level 3)

	( ₹ in million)
Financial assets
At fair value through profit or loss
— Investments	63,183	101,861	500
— Derivatives financial assets	—	129	—
— Trade and other receivables	—	1,633	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	925	—	107
Derivatives designated as hedging instruments
— Derivatives financial assets	—	572	—

	64,108	104,195	607

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	933	—
Trade payable	—	7,066	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	2,618	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,633

	—	10,617	2,633

As at March 31, 2022	(Level 1)	(Level 2)	(Level 3)	(Level 1)	(Level 2)	(Level 3)

	( ₹ in million)			(US dollars in million)
Financial assets
At fair value through profit or loss
— Investments	72,072	99,326	295	950	1,309	4
— Derivatives financial assets	—	101	—	—	1	—
— Trade and other receivables	—	5,206	—	—	69	—
At fair value through other comprehensive income
— Financial asset investments held at fair value	1,070	—	107	14	—	1
Derivatives designated as hedging instruments
— Derivatives financial assets	—	2,479	—	—	33	—

	73,142	107,112	402	964	1,412	5

Financial liabilities
At fair value through profit or loss
—Derivatives financial liabilities	—	1,354	—	—	18	—
Trade payable	—	10,335	—	—	136	—
Derivatives designated as hedging instruments
—Derivatives financial liabilities	—	4,011	—	—	53	—
Trade and other payables- Put option liability with non controlling interest (Refer Note 24)	—	—	2,397	—	—	32

	—	15,700	2,397	—	207	32

Summary of Fair Value of Trade Receivables, Other Non-current Assets And Borrowings Which Are Carried At Amortised Cost
The table below summarizes the fair value of trade receivables, other non-current
assets and borrowings which are carried at amortised cost as at March 31, 2020 and March 31, 2021:

As at March 31, 2021	(Level 2)
( ₹ in million)
Financial Assets
-Other non-current assets*	112,534
-Trade and other receivables*	97,711

210,245
Financial Liabilities
- Borrowings	565,941

565,941

As at March 31, 2022
	(Level 2)	(Level 2)
	( ₹ in million)	(US dollars in million)
Financial Assets
-Other non-current assets*	94,084	1,240
-Trade and other receivables*	160,771	2,119

	254,855	3,359

Financial Liabilities
-Borrowings	531,898	7,011

	531,898	7,011

Schedule of impact of 10% increase in LME prices on pre-tax profit/(loss) for the year and pre-tax equity as a result of changes in the value of the Group's commodity financial instruments
Set out below is the impact of 10% increase in LME prices on pre-tax
profit/(loss) for the year and
pre-tax
equity as a result of changes in the value of the Group’s commodity financial instruments:

For the year ended March 31, 2021	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(10,016)	(1,002)	—

For the year ended March 31, 2022	( ₹ in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(8,304)	(830)	—

For the year ended March 31, 2022	(US dollars in million)
	Total exposure	Effect on pre-tax profit/(loss) of a 10% increase in the LME	Effect on pre-tax equity of a 10% increase in the LME
Copper	(109)	(11)	—

Schedule of Contractual Undiscounted Cash Obligations
The maturity profile of the Group’s financial liabilities based on the remaining period from the balance sheet date to the contractual maturity date is given in the table below. The figures reflect the contractual undiscounted cash obligation of the Group:

As at March 31, 2021 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total

	( ₹ in million)
Acceptances*	84,201	—	—	—	84,201
Lease Liability*	4,808	601	220	782	6,411
Trade and other payables**	195,508	11,153	0	—	206,661
Bank and other borrowings***	234,645	220,879	116,726	155,035	727,285
Derivative financial liabilities	2,786	764	—	—	3,550

	521,948	233,397	116,946	155,817	1,028,108

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

As at March 31, 2022 Payment due by year	<1 year	1 - 3 years	3 - 5 years	>5 years	Total

	( ₹ in million)
Acceptances*	111,654	—	—	—	111,654
Lease Liability*	3,236	1,131	86	287	4,740
Trade and other payables**	275,553	11,511	0	—	287,064
Bank and other borrowings***	190,479	181,905	131,026	116,541	619,951
Derivative financial liabilities	5,308	57	—	—	5,365

	586,230	194,604	131,112	116,828	1,028,774

US dollars in million	7,727	2,565	1,728	1,540	13,560

*	Includes committed interest payments
**	Includes both Non-current and current financial liabilities and committed interest payment, as applicable. Excludes interest accrued on borrowings.
***	Includes Non-current borrowings, current borrowings, committed interest payments on borrowings and interest accrued on borrowings.

Summary of Funding Facilities
The Group had access to following funding facilities:

As at March 31, 2021
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	727,522	562,322	165,200

As at March 31, 2022
Funding facility	Total facility	Drawn	Un drawn
	( ₹ in million)	( ₹ in million)	( ₹ in million)
Fund/ Non-fund based	811,810	642,266	169,545

As at March 31, 2022
Funding facility	Total facility	Drawn	Un draw
	(US dollars in million)	(US dollars in million)	(US dollars in million)
Fund/ Non-fund based	10,700	8,465	2,235

Summary of Carrying Amount of the Group's Financial Assets and Liabilities in Different Currencies
The carrying amount of the Group’s financial assets and liabilities in different currencies are as follows:

	As at March 31, 2021		As at March 31, 2022		As at March 31, 2022
	Financial assets	Financial liabilities	Financial assets	Financial liabilities	Financial assets	Financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
INR	402,393	636,589	391,701	646,234	5,163	8,518
USD	128,023	219,817	178,857	264,636	2,357	3,488
Others	8,231	25,187	13,000	32,015	172	422

Total	538,647	881,593	583,558	942,885	7,692	12,428

Impact of Strengthening of Functional Currency
Set out below is the impact of a 10% strengthening in the functional currencies of the respective entities on pre-tax
profit/(loss) and
pre-tax
equity arising as a result of the revaluation of the Group’s foreign currency monetary financial assets/liabilities:

For the year ended March 31, 2021	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)
USD	11,325	—
INR	(3,072)	—

For the year ended March 31, 2022	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)	Effect of 10% strengthening of functional currency on pre-tax profit/(loss)	Effect of 10% strengthening of foreign currency on equity (pre-tax)
	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)
USD	9,116	—	120	—
INR	(4,522)	—	(60)	—

Schedule of Exposure of Financial Assets and Financial Liabilities to Interest Rate Risk
The exposure of the Group’s financial assets as at March 31, 2021 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)

Financial assets	312,971	374,148	208,705	895,824

	312,971	374,148	208,705	895,824

The exposure of the Group’s financial liabilities as at March 31, 2021 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	322,843	329,629	229,121	881,593

	322,843	329,629	229,121	881,593

The exposure of the Group’s financial assets as at March 31, 2022 to interest rate risk is as follows:

	Floating rate financial assets	Fixed rate financial assets	Non-interest bearing financial assets	Total financial assets
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial assets	91,124	245,756	246,679	583,558

	91,124	245,756	246,679	583,558

(US dollars in million)	1,201	3,239	3,252	7,692
The exposure of the Group’s financial liabilities as at March 31, 2022 to interest rate risk is as follows:

	Floating rate financial liabilities	Fixed rate financial liabilities	Non-interest bearing financial liabilities	Total financial liabilities
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)
Financial liabilities	355,778	299,870	287,237	942,885

	355,778	299,870	287,237	942,885

(US dollars in million)	4,689	3,952	3,787	12,428

Analysis of Movements in Interest Rates

Increase in interest rates Year ended March 31 ,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
0.50%	(1,048)	(1,323)	(17)
1.00%	(2,095)	(2,647)	(35)
2.00%	(4,191)	(5,293)	(70)

Summary of Year End Trade and Other Receivable
Of the year end trade and other receivables, the following are expected to be realised in the normal course of business and hence not considered impaired:

As at March 31	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
Neither impaired nor past due	134,386	158,314	2,087
Past due but not impaired
Due Less than 1 month	6,116	21,085	278
Due Between 1 - 3 months	2,763	3,694	49
Due Between 3 - 12 months	8,419	3,904	51
Due Greater than 12 months	44,016	52,894	697

	195,700	239,891	3,162

Summary of Movement in Allowance for Financial Assets Trade and Other Receivable
Movement in allowances for Financial Assets (trade and other receivables and other non-current
assets)

Movements for the year ended March 31,	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)
As at April 1,	13,050	15,333	202
Allowance made during the year	2,969	2101	28
Reversals during the year	(592)	(1)	(0)
Exploration cost written off	22	—	—
Foreign Exchange difference	(116)	140	2

As at March 31,	15,333	17,573	232

Summary of Fair Value of Derivative Positions Recorded Under Derivative Financial Assets and Derivative Financial Liabilities
The fair value of the Group’s derivative positions recorded under derivative financial assets and derivative financial liabilities are as follows:

	As at March 31, 2021		As at March 31, 2022
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

	( ₹ in million)				(US dollars in million)
Current
Cash flow hedges*
— Commodity contracts	27	550	2,320	2,064	31	27
— Interest rate swap	—	50	10	—	0	—
Fair value hedges
— Commodity contracts	406	91	112	650	1	9
— Forward foreign currency contracts	139	1,163	37	1,240	0	16
Non — qualifying hedges
— Commodity contracts	5	22	18	102	1	1
— Forward foreign currency contracts	124	911	83	1,252	1	17
Non Current
Cash flow hedge*
— Interest rate swap	—	51	—	—	—	—
Fair value hedges	—
— Forward foreign currency contracts	—	713	—	57	—	1

Total	701	3,551	2,580	5,365	34	71

*	Refer consolidated statement s of comprehensive income/(loss) and consolidated statements of change in equity for the change in the fair value of cash flow hedges.